Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	5.65%	4.97%	4.16%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	8.92%	5.25%	3.96%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%	5.94%	4.64%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	5.25%	3.96%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.95%	6.26%	4.97%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	10.45%	5.78%	4.50%
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	11.04%	6.32%	5.01%
FTSE EPRA Index - net, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	11.18%	5.10%	3.17%
FTSE EPRA Index - net, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	11.18%	5.10%	3.17%
FTSE EPRA Index - net, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	11.18%	5.10%	3.17%
FTSE EPRA Index - net, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	11.18%	5.10%	3.17%
FTSE EPRA Index - net, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE EPRA Index - net1
Average Annual Return, Percent	11.18%	5.10%	3.17%
MSCI World Index - net, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
MSCI World Index - net, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
MSCI World Index - net, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
MSCI World Index - net, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
MSCI World Index - net, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%